Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Tax [Abstract]
Schedule of Taxation
	December 31, 2023	December 31, 2022
	$	$
Reconciliation of the tax expense
Loss for the year before tax	(364,663,392)	(25,494,220)

Tax using the Isle of Man corporation tax rate of 0%	—	—
Differences in overseas taxation rates	2,360,211	4,753,021
Movement in unrecognized deferred tax assets	(2,360,211)	(4,753,021)
	—	—